Commitments and contingencie (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Software subscription description	The Company entered into a certain software subscription agreement with Palantir Technologies, Inc., including related support and update services on September 22, 2021. The Company subsequently amended the agreement on December 15, 2021. The term of the agreement is through December 31, 2024. Pursuant to the agreement, as of September 30, 2022, the Company is committed to pay $15.5 million in the next 12 months and $18.8 million thereafter through October 2024. Palantir Technologies, Inc. was a PIPE Investor and purchased $35.0 million of Class A Common Stock at $10.00 per share on the Closing Date.	Pursuant to the agreement, as of December 31, 2021, $17.0 million will become due in the next 12 months and $30.0 million thereafter through October 2024, unless the Company exercises its right to terminate the agreement prior to the closing of the Mergers (as defined in Note 17).